Accounts receivable, trade	12 Months Ended
Dec. 31, 2011
Accounts receivable, trade

Note 4 - Accounts receivable, trade

Accounts receivable as of December 31, 2011 and 2010 consisted of the following:

	2011	2010
Accounts receivable	$19,680,682	$55,985,013
Accounts receivable – related parties	-	49,559
Trade accounts receivable, net	$19,680,682	$56,034,572

During the years ended December 31, 2011, 2010 and 2009, the Company wrote off delinquent accounts receivable of $190,840, $1,947,371 and nil, respectively.